Hedging derivatives - Cash flow hedges (Details) € in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 BRL (R$)
Hedging derivatives
Valuation adjustments, cash flow hedge	$ 1,394	$ (376)	$ 29
Other comprehensive income under Valuation adjustments - Cash flow hedges	(6)	(13)
Cash flow hedges
Hedging derivatives
Valuation adjustments, cash flow hedge	1,394	(376)	$ 29
Other comprehensive income under Valuation adjustments - Cash flow hedges	(6)	(13)
Cash flow hedges | Interest rate risk | Unsecured notes | Mexican peso
Hedging derivatives
Nominal Value	7,311	11,311
Cash flow hedges | Currency risk | Loans and receivables | US dollar
Hedging derivatives
Nominal Value	523	872		$ 41				$ 69
Cash flow hedges | Currency risk | Loans and receivables | Euro
Hedging derivatives
Nominal Value	491	655			€ 29				€ 39
Cash flow hedges | Currency risk | Senior Unsecured Notes | US dollar
Hedging derivatives
Nominal Value	11,125	10,800		543				543
Cash flow hedges | Currency risk | UMS | US dollar
Hedging derivatives
Nominal Value	911	911		50				50
Cash flow hedges | Currency risk | UMS | Euro
Hedging derivatives
Nominal Value	519	2,284			€ 25				€ 116
Cash flow hedges | Currency risk | UMS | Pound sterling
Hedging derivatives
Nominal Value	260	260				£ 10				£ 10
Cash flow hedges | Currency risk | Brazilian Government Notes | US dollar
Hedging derivatives
Nominal Value	36,171	32,122		$ 1,466				$ 1,137
Cash flow hedges | Currency risk | Brazilian Government Notes | Brazilian real
Hedging derivatives
Nominal Value	$ 28,787	$ 22,644					R$ 8,295				R$ 6,662